Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Canada
Holdings [Line Items]
Percent of Total Investments	53.20%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	26.10%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	8.10%
Class A | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Burkina Faso
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Egypt
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Turkey
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Peru
Holdings [Line Items]
Percent of Total Investments	0.60%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Short-Term Investments. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Canada
Holdings [Line Items]
Percent of Total Investments	53.20%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	26.10%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	8.10%
Class C | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Burkina Faso
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | Egypt
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Turkey
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Peru
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R6 | Canada
Holdings [Line Items]
Percent of Total Investments	53.20%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	26.10%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	8.10%
Class R6 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R6 | Burkina Faso
Holdings [Line Items]
Percent of Total Investments	2.80%
Class R6 | Egypt
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R6 | Turkey
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R6 | Peru
Holdings [Line Items]
Percent of Total Investments	0.60%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Advisor Class | Canada
Holdings [Line Items]
Percent of Total Investments	53.20%
Advisor Class | Australia
Holdings [Line Items]
Percent of Total Investments	26.10%
Advisor Class | United States
Holdings [Line Items]
Percent of Total Investments	8.10%
Advisor Class | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class | Burkina Faso
Holdings [Line Items]
Percent of Total Investments	2.80%
Advisor Class | Egypt
Holdings [Line Items]
Percent of Total Investments	1.80%
Advisor Class | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
Advisor Class | Turkey
Holdings [Line Items]
Percent of Total Investments	1.20%
Advisor Class | Peru
Holdings [Line Items]
Percent of Total Investments	0.60%
Advisor Class | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.20%